Fair Value Financial Measurements - Summary of Changes in Fair Value of Level 3 Financial Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value, beginning of period	$ 138	$ 158
Issuance of convertible preferred stock warrant			$ 158
Change in fair value of Level 3 financial liabilities	(45)	(20)
Reclassification of preferred stock warrant liabilities to additional paid-in-capital in conjunction with the conversion of the convertible preferred stock into common stock upon closing of the Merger	$ (93)
Fair value, end of period		$ 138	$ 158